Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT1-0623
1.9905580.100
Municipal Bonds - 53.1%
	Principal Amount (a)	Value ($)
Alabama - 2.9%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	100,000	100,164
Series 2021 C1, 4% 12/1/23	10,000	9,990
Series 2022 C1:
5.25% 12/1/24	5,000	5,088
5.25% 12/1/25	5,000	5,158
Series 2022 E:
5% 6/1/24	50,000	50,519
5% 6/1/25	50,000	51,068
5% 6/1/26	50,000	51,620
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	35,000	35,030
TOTAL ALABAMA		308,637
Arizona - 2.1%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	80,000	80,650
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/25	140,000	145,060
TOTAL ARIZONA		225,710
California - 4.3%
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	100,000	99,755
Series 2021 B, 3.6%, tender 7/17/23 (b)(c)	100,000	99,852
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5% 5/15/26 (c)	200,000	209,872
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (b)	50,000	50,032
TOTAL CALIFORNIA		459,511
Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/25	10,000	10,433
Series 2018 F, 5% 9/15/23	75,000	75,510
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A3, 0.25%, tender 2/9/24 (b)	50,000	48,621
TOTAL CONNECTICUT		134,564
District Of Columbia - 0.9%
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	102,200
Florida - 1.0%
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	100,000	106,544
Georgia - 1.8%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	100,000	97,365
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	90,000	90,405
TOTAL GEORGIA		187,770
Hawaii - 0.5%
Honolulu City & County Gen. Oblig. Bonds (Honolulu Rail Transit Proj.) Series 2019 E, 5%, tender 9/1/23 (b)	55,000	55,066
Illinois - 6.7%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	100,000	100,153
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	100,612
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23	100,000	100,331
Series 2017 D:
5% 11/1/23	100,000	100,682
5% 11/1/26	5,000	5,278
Series 2018 A, 5% 10/1/23	100,000	100,563
Series 2019 B, 5% 9/1/23	100,000	100,446
Series 2023 C, 5% 5/1/25 (d)	100,000	102,924
TOTAL ILLINOIS		710,989
Indiana - 0.5%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	50,000	49,976
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	100,000	99,987
Kentucky State Property & Buildings Commission Rev. Series 2013 A, 5% 10/1/23	50,000	50,327
Kentucky, Inc. Pub. Energy Bonds Series 2018 A, 4%, tender 4/1/24 (b)	15,000	15,013
TOTAL KENTUCKY		165,327
Maine - 0.9%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	100,000	99,509
Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series C, 5.5% 7/1/23	60,000	60,226
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/25 (c)	100,000	102,870
Massachusetts Gen. Oblig. Bonds Series 2020 A, 5%, tender 6/1/23 (b)	30,000	30,044
TOTAL MASSACHUSETTS		193,140
Michigan - 1.4%
Coopersville Area Pub. Schools Series 2022 I:
4% 5/1/26	30,000	30,942
5% 5/1/25	110,000	114,644
TOTAL MICHIGAN		145,586
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/23	25,000	25,106
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	105,000	105,433
Nevada - 2.3%
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 3.75%, tender 6/1/23 (b)(c)(e)	50,000	49,975
Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(e)	200,000	199,689
TOTAL NEVADA		249,664
New Hampshire - 0.9%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	100,000	97,759
New Jersey - 3.4%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/26 (d)	100,000	102,485
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/25	25,000	25,032
Series 2019, 5.25% 9/1/24 (e)	100,000	102,342
New Jersey Edl. Facility (Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	75,000	76,964
New Jersey Trans. Trust Fund Auth. Series 2010 D, 5.25% 12/15/23	55,000	55,558
TOTAL NEW JERSEY		362,381
New York - 2.4%
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	165,000	151,869
New York Metropolitan Trans. Auth. Rev. Bonds Series 2020 A2, 5%, tender 5/15/24 (b)	100,000	101,127
TOTAL NEW YORK		252,996
Oregon - 2.2%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	100,000	99,472
Union County Hosp. Facility Auth. Series 2022, 5% 7/1/24	135,000	136,543
TOTAL OREGON		236,015
Pennsylvania - 2.8%
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 3.7%, tender 7/17/23 (b)(c)	100,000	99,871
(Republic Svcs., Inc. Proj.) Series 2014, 4.05%, tender 7/3/23 (b)(c)	100,000	99,894
(Waste Mgmt., Inc. Proj.) Series 2010 B, 3.45%, tender 7/3/23 (b)	100,000	99,896
TOTAL PENNSYLVANIA		299,661
Tennessee - 2.8%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	95,000	96,493
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	200,000	200,000
TOTAL TENNESSEE		296,493
Texas - 3.8%
Magnolia Independent School District Series 2023, 5% 8/15/24	150,000	153,706
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 3.5%, tender 5/1/23 (b)(c)	100,000	100,000
(Waste Mgmt., Inc. Proj.) Series 2020 B, 3.95%, tender 6/1/23 (b)(c)	100,000	99,993
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	35,000	34,847
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	15,000	15,721
TOTAL TEXAS		404,267
Virginia - 0.8%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	95,000	87,169
Wisconsin - 2.9%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	200,000	205,252
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 3.5%, tender 5/1/23 (b)(c)	100,000	100,000
TOTAL WISCONSIN		305,252
TOTAL MUNICIPAL BONDS (Cost $5,694,807)		5,666,725

Municipal Notes - 48.6%
	Principal Amount (a)	Value ($)
Alabama - 7.8%
Black Belt Energy Gas District Participating VRDN Series ZL 03 97, 4.16% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	330,000	330,000
Health Care Auth. for Baptist Health Series 2013 B, 5.21% 5/5/23, VRDN (b)	100,000	100,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.16% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 3.98% 5/1/23, VRDN (b)(c)	100,000	100,000
TOTAL ALABAMA		830,000
Alaska - 1.9%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 4.02% 5/5/23, VRDN (b)	200,000	200,000
Florida - 0.9%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 4% 5/1/23, VRDN (b)(c)	100,000	100,000
Georgia - 5.2%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.1% 5/1/23, VRDN (b)(c)	350,000	350,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 4.04% 5/1/23, VRDN (b)(c)	100,000	100,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 4% 5/1/23, VRDN (b)(c)	100,000	100,000
TOTAL GEORGIA		550,000
Indiana - 0.9%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 4.1% 5/5/23, VRDN (b)(c)	100,000	100,000
Kentucky - 3.8%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 4.06% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.86% 5/1/23, VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		400,000
Louisiana - 4.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.35% 5/5/23, VRDN (b)	100,000	100,000
Series 2010 B1, 4.25% 5/5/23, VRDN (b)	330,000	330,000
TOTAL LOUISIANA		430,000
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 3.99% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	130,000	130,000
New York - 12.7%
New York City Gen. Oblig. Series 2012 2, 4.05% 5/8/23, VRDN (b)	600,000	599,997
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 4.06% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	450,000	450,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XF 13 55, 4.08% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
TOTAL NEW YORK		1,349,997
Ohio - 3.7%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.2% 5/5/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	400,000	400,000
South Carolina - 0.9%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 4.06% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	100,000	100,000
Tennessee - 1.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.05% 5/5/23, VRDN (b)	200,000	200,000
Virginia - 2.8%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.11% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
West Virginia - 0.9%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.44% 5/4/26, VRDN (b)	100,000	100,000
TOTAL MUNICIPAL NOTES (Cost $5,190,000)		5,189,997

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $10,884,807)	10,856,722
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(182,581)
NET ASSETS - 100.0%	10,674,141

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,006 or 3.3% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.73%	-	366,000	366,000	205	-	-	-	0.0%
Total	-	366,000	366,000	205	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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